Share-Based Compensation - Schedule of Share Option Activity (Details) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share Option Activity [Line Items]
Options, Exercised
Stock Option [Member]
Schedule of Share Option Activity [Line Items]
Options, Outstanding beginning balance		11,163,778
Weighted Average Grant-Date Fair Value, beginning balance		$ 0.14
Weighted Average Remaining Contractual Life, Outstanding balance	5 years 3 months	6 years 1 month 28 days
Aggregate Intrinsic Value, Outstanding balance	$ 61,876,911	$ 38,995,604
Options, Exercisable		3,603,413
Weighted Average Exercise Price, Exercisable		$ 0.14
Weighted Average Remaining Contractual Life, Exercisable		4 years 11 months 12 days
Aggregate Intrinsic Value, Exercisable		$ 23,173,497
Options, Granted		379,600
Weighted Average Exercise Price, Granted		$ 0.14
Options, Exercised		(5,117,972)
Aggregate Intrinsic Value, Exercised		$ 31,915,250
Weighted Average Exercise Price, Exercised		$ 0.14
Options, Cancelled/forfeited		(346,182)
Weighted Average Exercise Price, Cancelled/forfeited		$ 0.14
Options, Outstanding ending balance	11,163,778	6,079,224
Weighted Average Exercise Price, Outstanding ending balance	$ 0.14	$ 0.14